Offerings	Aug. 21, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	4,815,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 4,815,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 710.69
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $25,959,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	1,527,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,527,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 225.39
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $25,959,000.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	19,617,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 19,617,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 2,895.47
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $25,959,000.